Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets (Liabilities):
General business credit carryover ESB	$ 129,310	$ 129,310
General business credit carryover NonESB	1,920,911	1,824,263
1231 loss carryover	219	219
Net capital loss carryover	8,086	4,805
NOL carryover - Federal	7,797,968	7,399,496
NOL carryover - State	2,372,121	2,308,126
Research and development	580,578	389,339
Charitable contributions carryover	6,875	6,875
Right of use assets - operating leases	(183,174)	(23,307)
Operating lease liabilities	185,395	29,419
Depreciation of property and equipment	23,362	20,776
Total deferred tax asset	12,841,651	12,089,321
Valuation allowance	(12,841,651)	(12,089,321)
Net Deferred Tax Asset